STAGECOACH FUNDS, INC.

                        Supplement dated August 15, 1997
                   to the Prospectuses dated February 1, 1997
        describing the Class A and Class B shares of the following Funds:


Asset Allocation Fund                       Equity Value Fund
Aggressive Growth Fund                      Growth and Income Fund
Balanced Fund                               Small Cap Fund
Corporate Stock Fund                        U.S. Government Allocation Fund
Diversified Income Fund

     The following paragraph is applicable only to the Aggressive Growth, Asset Allocation, Corporate Stock, Small Cap and U.S. Government Allocation Funds:

     On July 23, 1997 the Board of Directors of Stagecoach Funds, Inc. (the "Company") approved a plan to reorganize the master/feeder structure of the Funds into a stand-alone structure (the "Reorganization"). When the
Reorganization occurs, the Funds will withdraw their investments in the corresponding Master Portfolios and instead will invest directly in a portfolio of securities. Each Fund will retain Wells Fargo Bank, the investment adviser to the Master Portfolios (and Barclays Global Fund Advisors ("BGFA"), as sub-adviser, where applicable), to manage its assets directly, in substantially the same manner as Wells Fargo Bank (and BGFA, where applicable) currently manages each Master Portfolio's assets and for the same advisory fee level. The Reorganization is expected to take place on or about December 15, 1997.

    The following paragraph is deleted in its entirety:

Waivers for Investments of Proceeds From Other Investments

     Purchases may be made at NAV, without payment of a front-end sales charge, to the extent that: (i) you are investing proceeds from a redemption of shares of another open-end investment company on which you paid a front-end sales charge, and (ii) such redemption occurred within thirty (30) days prior to the date of the purchase order. You must notify a Fund and/or the transfer agent at the time you place such purchase order of your eligibility for the waiver of front-end sales charges and provide satisfactory evidence thereof (e.g., a confirmation of the redemption and the sales charges paid). Such purchases may not be made at net asset value to the extent the proceeds are from a redemption of shares of another open-end investment company that is affiliated with the Company on which you paid a contingent-deferred sales charge upon redemption.

    The following paragraphs are amended and/or added as follows:

Waivers for Certain Parties

     Class A shares may be purchased without a front-end sales charge by directors, officers and employees ( and their spouses, parents, children, siblings, grandparents, grandchildren, father in-law, mother in-law, brother in-law, sister in-law, aunts, uncles, nieces, and nephews; herein, "relatives") of the Company, Stephens, its affiliates and other broker/dealers that have entered into agreements with Stephens to sell such shares. Class A shares also may be purchased without a front-end sales charge by present and retired directors, officers and employees (and their relatives) of Wells Fargo Bank and its affiliates if Wells Fargo Bank and/or the respective affiliates agree. Class A shares also may be purchased without a front-end sales charge by employee benefit and thrift plans for such persons and by any investment advisory, trust or other fiduciary account (other than certain individual retirement accounts) that is maintained, managed or advised by Wells Fargo Bank, Stephens or their affiliates. In addition, Class A shares may be purchased without payment of a front-end sales charge with proceeds from a required minimum distribution from any Individual Retirement Account ("IRA"), Simplified Employee Pension Plan or other self-directed retirement plan for which Wells Fargo Bank serves as trustee, provided that the proceeds are invested in a Fund within 30 days of such distribution and such distribution is required as a result of reaching age 70 1/2. Class A shares of the Aggressive Growth Fund are available, without a front-end sales charge, to institutions purchasing shares for the sole purpose of creating a unit investment trust for exclusive distribution through Wells Fargo Securities, Inc.

     Class A Shares may be purchased without a front-end sales charge by the following types of investors when the trades are placed through an omnibus account maintained with a Fund by a broker/dealer---trust companies; deferred compensation plans and the trusts used to finance these plans; investment advisers and financial planners who charge a management, consulting or other fee for their services and who place trades on their own behalf if the clients' accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker/dealer.

    The following telefacsimile number is amended as follows:

Initial Purchases by Wire

3.  ........Telefacsimile:  (415) 546-0280

    The following two paragraphs are added under the prospectus section "The Funds and Management -- Portfolio Managers" for the Aggressive Growth Fund and Small Cap Fund:

     Mr. Kenneth Lee became a portfolio co-manager to the Small Cap Master Portfolio as of June 18, 1997 and is responsible for providing fundamental security analysis and portfolio management. Mr. Lee joined Wells Fargo Bank in 1993 and went from Investment Operations to the Portfolio Management group in 1995. Prior to 1993 he worked as an associate at Wells Fargo Nikko Investment Advisors and at Dean Witter Reynolds (Morgan Stanley Dean Witter Discover) and has over 8 years experience in the industry. He holds bachelor degrees both in economics and in organizational studies from the University of California at Davis and is working toward his chartered financial analyst designation.

         Mr. Chris Greene joined Wells Fargo Bank on April 1, 1997, to work as portfolio co-manager of the Capital Appreciation Master Portfolio. Immediately prior to joining Wells Fargo Bank, Mr. Greene worked for three years in the Mergers & Acquisitions group for Hambrecht & Quist, an investment banking firm focusing on growth companies. Before that he worked for two years at GB Capital Management and prior to that worked at Wood Island Associates, firms focusing on equity and fixed-income securities. He has over five years experience in the industry. Mr. Greene received his B.A. in Economics from Claremont McKenna College.



                                                              SUPP SC0201(8/97)
                                                              SUPP SC0203(8/97)
                                                              SUPP SC0518(8/97)
                                                              SUPP SC0521(8/97)

                             STAGECOACH FUNDS, INC.

                        Supplement dated August 15, 1997
                   to the Prospectuses dated February 1, 1997
        describing the Class A and Class B shares of the following Funds:

 Arizona Tax-Free                    Oregon Tax-Free
 California Tax-Free Bond            Ginnie Mae
 California Tax-Free Income          Intermediate Bond
 National Tax-Free                   Short-Intermediate U.S. Government Income


     The following paragraph is deleted in its entirety:

Waivers for Investments of Proceeds From Other Investments

     Purchase may be made at NAV, without payment of a front-end sales charge, to the extent that: (i) you are investing proceeds from a redemption of shares of another open-end investment company on which you paid a front-end sales charge, and (ii) such redemption occurred within thirty (30) days prior to the date of the purchase order. You must notify a Fund and/or the transfer agent at the time you place such purchase order of your eligibility for the waiver of front-end sales charges and provide satisfactory evidence thereof (e.g., a confirmation of the redemption and the sales charges paid). Such purchases may not be made at net asset value to the extent the proceeds are from a redemption of shares of another open-end investment company that is affiliated with the Company on which you paid a contingent-deferred sales charge upon redemption.

     The following paragraphs are amended and/or added as follows:

Waivers for Certain Parties

     Class A shares may be purchased without a front-end sales charge by directors, officers and employees (and their spouses, parents, children, siblings, grandparents, grandchildren, father in-law, mother in-law, brother in-law, sister in-law, aunts, uncles, nieces, and nephews; herein, "relatives") of the Company, Stephens, its affiliates and other broker/dealers that have entered into agreements with Stephens to sell such shares. Class A shares also may be purchased without a front-end sales charge by present and retired directors, officers and employees (and their relatives) of Wells Fargo Bank and its affiliates if Wells Fargo Bank and/or the respective affiliates agree. Class A shares also may be purchased without a front-end sales charge by employee benefit and thrift plans for such persons and by any investment advisory, trust or other fiduciary account (other than certain individual retirement accounts) that is maintained, managed or advised by Wells Fargo Bank, Stephens or their affiliates. In addition, Class A shares may be purchased without payment of a front-end sales charge with proceeds from a required minimum distribution from any Individual Retirement Account ("IRA"), Simplified Employee Pension Plan or other self-directed retirement plan for which Wells Fargo Bank serves as trustee, provided that the proceeds are invested in a Fund within 30 days of such distribution and such distribution is required as a result of reaching age 70 1/2.

     Class A Shares may be purchased without a front-end sales charge by the following types of investors when the trades are placed through an omnibus account maintained with a Fund by a broker/dealer---trust companies; deferred compensation plans and the trusts used to fund these plans; investment advisers and financial planners who charge a management, consulting or other fee for their services and who place trades on their own behalf if the clients' accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker/dealer.

The following telefacsimile number is amended as follows:

Initial Purchases by Wire

3.  ........Telefacsimile:  (415) 546-0280



                                                            SUPP SC0519(8/97)
                                                            SUPP SC0520(8/97)
                                                            SUPP SC0206(8/97)
                                                            SUPP SC0207(8/97)

                             STAGECOACH FUNDS, INC.

                                 Small Cap Fund
                               Institutional Class

                        Supplement dated August 15, 1997
                    to the Prospectus dated February 1, 1997


     On July 23, 1997 the Board of Directors of Stagecoach Funds, Inc. (the "Company") approved a plan to reorganize the master/feeder structure of the Small Cap Fund into a stand-alone structure (the "Reorganization"). When the Reorganization occurs, the Fund will withdraw its investments in the Small Cap Master Portfolio and instead will invest directly in a portfolio of securities. The Fund will retain Wells Fargo Bank, the investment adviser to the Master Portfolio, to manage its assets directly, in substantially the same manner as Wells Fargo Bank currently manages the Master Portfolio's assets and for the same advisory fee level. The Reorganization is expected to take place on or about December 15, 1997.

    The following paragraph is added under the prospectus section "The Funds and Management -- Portfolio Managers":

     Mr. Kenneth Lee became a portfolio co-manager to the Small Cap Master Portfolio as of June 18, 1997 and is responsible for providing fundamental security analysis and portfolio management. Mr. Lee joined Wells Fargo Bank in 1993 and went from Investment Operations to the Portfolio Management group in 1995. Prior to 1993 he worked as an associate at Wells Fargo Nikko Investment Advisors and at Dean Witter Reynolds (Morgan Stanley Dean Witter Discover) and has over 8 years experience in the industry. He holds bachelor degrees both in economics and in organizational studies from the University of California at Davis and is working toward his chartered financial analyst designation.





                                                            SUPP SC0113(8/97)

                             STAGECOACH FUNDS, INC.

                        Supplement dated August 15, 1997
                    to the Prospectus dated February 1, 1997
              describing the Class A shares of the following Funds:

                            Money Market Mutual Fund
                  California Tax-Free Money Market Mutual Fund
                       Government Money Market Mutual Fund
                   National Tax-Free Money Market Mutual Fund
                        Treasury Money Market Mutual Fund


     The following telefacsimile number is amended as follows:

Initial Purchases by Wire

3.  ........Telefacsimile:  (415) 546-0280


     The  following  applies only to the National  Tax-Free  Money Market Mutual
Fund:

     On July 23, 1997 the Board of Directors of Stagecoach Funds, Inc. (the "Company") approved a plan to reorganize the master/feeder structure of the National Tax-Free Money Market Mutual Fund into a stand-alone structure (the "Reorganization"). When the Reorganization occurs, the Fund will withdraw its investment in the Tax-Free Money Market Master Portfolio and instead will invest directly in a portfolio of securities. The Fund will retain Wells Fargo Bank, the investment adviser to the Master Portfolio, to manage its assets directly, in substantially the same manner as Wells Fargo Bank currently manages the Master Portfolio's assets and for the same advisory fee level. The Reorganization is expected to take place on or about December 15, 1997.



                                                              SUPP SC0204(8/97)
                                                              SUPP SC0522(8/97)